Cover - shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--09-30
Entity File Number	001-41480
Entity Registrant Name	Starbox Group Holdings Ltd.
Entity Central Index Key	0001914818
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	VO2-03-07, Velocity Office 2
Entity Address, Address Line Two	Lingkaran SV
Entity Address, Address Line Three	Sunway Velocity
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	55100
Title of 12(b) Security	Ordinary Shares
Trading Symbol	STBX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	71,885,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6781	711
Auditor Name	YCM CPA, Inc	Friedman LLP
Auditor Location	Irvine, California	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	VO2-03-07, Velocity Office 2
Entity Address, Address Line Two	Lingkaran SV
Entity Address, Address Line Three	Sunway Velocity
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	55100
City Area Code	603
Local Phone Number	2781 9066
Contact Personnel Name	Khoo Kien Hoe
Contact Personnel Email Address	kh.khoo@starboxrebates.com